			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number: _______
 This Amendment (Check only one.):    [ ] is a restatement.
				      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:Capital Investment Counsel, Inc.
Address:  210 University Blvd. #550
          Denver, CO  80206

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sharon Gaare
Title: Chief Compliance Officer
Phone: 303-329-9000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reorted in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this reprt, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Manager: zero

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: 229044



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advantage Plus Mortgage LLC    COM              1035113         40    40000 SH       SOLE                    40000
Ameren Corp                    COM              023608102      286     5170 SH       SOLE                     5170
American International Group   COM              026874107      244     4197 SH       SOLE                     4197
Anheuser-Busch Co              COM              035229103      213     4660 SH       SOLE                     4660
BP P.L.C.                      COM              055622104      408     6545 SH       SOLE                     6545
Bellsouth Corp                 COM              079860102      367    13803 SH       SOLE                    13803
Biomet                         COM              090613100     6008   173495 SH       SOLE                   173495
Bristol Myers                  COM              110122108     7171   287080 SH       SOLE                   287080
Carnival Corp New              COM              143658300      245     4500 SH       SOLE                     4500
Caspen Oil Inc                 COM              147621106        0    11000 SH       SOLE                    11000
Chevron                        COM              166764100     9397   168039 SH       SOLE                   168039
Cisco Systems                  COM              17275R102      365    19140 SH       SOLE                    19140
Citigroup Inc.                 COM              172967101     7454   161245 SH       SOLE                   161245
Colgate-Palmolive Co           COM              194162103     6955   139345 SH       SOLE                   139345
Costco Wholesale Corp          COM              22160k105     4267    95385 SH       SOLE                    95385
DJ US Basic Materials Index    COM              464287838     7508   161802 SH       SOLE                   161802
Dell Computer                  COM              24702R101      257     6507 SH       SOLE                     6507
Disney Walt Co                 COM              254687106      377    14963 SH       SOLE                    14963
DuPont de Nemours              COM              263534109      259     6018 SH       SOLE                     6018
E M C Corp Mass Comm           COM              268648102      189    13751 SH       SOLE                    13751
Exxon Mobil Corp               COM              30231g102    10650   185308 SH       SOLE                   185308
Fiserv Inc                     COM              337738108      200     4672 SH       SOLE                     4672
General Electric               COM              369604103     8428   243241 SH       SOLE                   243241
Home Depot                     COM              437076102      775    19919 SH       SOLE                    19919
I Shares Dow Jones US Energy   COM              464287796      903    11725 SH       SOLE                    11725
I Shares S&P 500 Index         COM              464287200     8870    74470 SH       SOLE                    74470
I Shares Trust DJ US Healthcar COM              464287762     1096    17930 SH       SOLE                    17930
I Shares Trust Dow Jones Selec COM              464287168    16219   262745 SH       SOLE                   262745
I-Shares S&P 500 Barra Growth  COM              464287309    13855   245220 SH       SOLE                   245220
Int'l Game Tech                COM              459902102      222     7900 SH       SOLE                     7900
Intel Corp                     COM              458140100     7804   299937 SH       SOLE                   299937
Intl Business Machines         COM              459200101      735     9912 SH       SOLE                     9912
Janus Capital Group Inc        COM              47102X105      348    23150 SH       SOLE                    23150
Johnson & Johnson              COM              478160104     8175   125765 SH       SOLE                   125765
Kimberly-Clark                 COM              494368103     7259   115974 SH       SOLE                   115974
L-3 Communications Holdings    COM              502424104     8480   110735 SH       SOLE                   110735
Medtronic Inc                  COM              585055106     7229   139584 SH       SOLE                   139584
Microsoft Corp                 COM              594918104     7126   286860 SH       SOLE                   286860
Newcastle Investment Corporati COM              65105m108      211     7000 SH       SOLE                     7000
Penton Media Inc.              COM              709668107       35   100000 SH       SOLE                   100000
Pepsico                        COM              713448108      465     8625 SH       SOLE                     8625
Pfizer Inc                     COM              717081103      345    12520 SH       SOLE                    12520
Pinnacle West Capital Corp     COM              723484101     6932   155951 SH       SOLE                   155951
Procter & Gamble               COM              742718109      929    17605 SH       SOLE                    17605
Qualcomm Inc                   COM              747525103     4267   129273 SH       SOLE                   129273
Queensland Gas Company Limited COM                              17    50000 SH       SOLE                    50000
S&P 500 Barra Value Index - I  COM              464287408     5925    95050 SH       SOLE                    95050
S&P Midcap 400 Index           COM              464287507    20421   298118 SH       SOLE                   298118
SBC Communications             COM              78387g103      403    16982 SH       SOLE                    16982
U S Bancorp                    COM              902973304      227     7764 SH       SOLE                     7764
United Parcel Service          COM              911312106     7046   101875 SH       SOLE                   101875
Verizon Communications         COM              92343V104     7242   209605 SH       SOLE                   209605
Walmart Stores Inc             COM              931142103      251     5200 SH       SOLE                     5200
Washington Mutual Inc          COM              939322103     6557   161144 SH       SOLE                   161144
Wells Fargo                    COM              949746101     7183   116646 SH       SOLE                   116646
iShares Dow Jones U.S. Total M COM              464287846      204     3548 SH       SOLE                     3548